Stock Award Plans - Nonvested Stock Options (Details) - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Options Outstanding
Outstanding at beginning of period (in shares)	293,167	0	0
Granted (in shares)	1,043,349	356,343	0
Vested (in shares)	0	0	0
Forfeited (in shares)	(125,827)	(63,176)	0
Outstanding at end of period (in shares)	1,210,689	293,167	0
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 5.33	$ 0	$ 0
Granted (in dollars per share)	4.17	5.33	0
Vested (in dollars per share)	0	0	0
Forfeited (in dollars per share)	4.83	5.33	0
Outstanding at end of period (in dollars per share)	$ 4.38	$ 5.33	$ 0